Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.35%
Aerospace & Defense–2.30%
Airbus SE (France)	36,848	$5,392,935
Howmet Aerospace, Inc.	69,008	6,918,052
Huntington Ingalls Industries, Inc.	20,567	5,437,503
		17,748,490
Application Software–2.43%
Salesforce, Inc.	43,173	11,816,882
Tyler Technologies, Inc.(b)	11,961	6,981,875
		18,798,757
Asset Management & Custody Banks–1.61%
BlackRock, Inc.	13,112	12,449,975
Automotive Parts & Equipment–0.81%
Aptiv PLC(b)	87,537	6,303,539
Broadline Retail–4.52%
Amazon.com, Inc.(b)	187,652	34,965,197
Building Products–0.94%
Johnson Controls International PLC	93,502	7,256,690
Cable & Satellite–0.95%
Comcast Corp., Class A	176,032	7,352,857
Communications Equipment–0.76%
Motorola Solutions, Inc.	13,006	5,847,888
Construction Materials–0.97%
CRH PLC	81,237	7,533,919
Consumer Finance–1.38%
American Express Co.	39,433	10,694,230
Consumer Staples Merchandise Retail–1.79%
Walmart, Inc.	171,209	13,825,127
Data Center REITs–0.89%
Digital Realty Trust, Inc.	42,450	6,869,683
Distillers & Vintners–1.09%
Constellation Brands, Inc.	32,803	8,453,005
Diversified Banks–2.54%
JPMorgan Chase & Co.	93,005	19,611,034
Diversified Financial Services–0.70%
Equitable Holdings, Inc.	128,083	5,383,328
Electric Utilities–1.58%
Constellation Energy Corp.	22,865	5,945,357
PPL Corp.	188,982	6,251,525
		12,196,882
Electrical Components & Equipment–2.54%
Emerson Electric Co.	94,859	10,374,729
Hubbell, Inc.	21,596	9,250,646
		19,625,375
Shares		Value
Fertilizers & Agricultural Chemicals–0.65%
Mosaic Co. (The)	189,082	$5,063,616
Health Care Equipment–2.16%
Boston Scientific Corp.(b)	120,953	10,135,861
Zimmer Biomet Holdings, Inc.	60,804	6,563,792
		16,699,653
Health Care Facilities–1.43%
HCA Healthcare, Inc.	27,261	11,079,688
Health Care Supplies–0.74%
Cooper Cos., Inc. (The)(b)	51,735	5,708,440
Home Improvement Retail–1.52%
Lowe’s Cos., Inc.(c)	43,434	11,764,099
Hotels, Resorts & Cruise Lines–2.10%
Royal Caribbean Cruises Ltd.	56,021	9,935,885
Wyndham Hotels & Resorts, Inc.(c)	81,115	6,338,326
		16,274,211
Household Products–1.75%
Procter & Gamble Co. (The)	78,315	13,564,158
Human Resource & Employment Services–0.69%
Paylocity Holding Corp.(b)	32,314	5,330,841
Industrial REITs–1.45%
Prologis, Inc.	88,516	11,177,800
Insurance Brokers–0.82%
Arthur J. Gallagher & Co.	22,594	6,357,274
Integrated Oil & Gas–1.73%
Chevron Corp.(c)	90,684	13,355,033
Integrated Telecommunication Services–1.27%
Verizon Communications, Inc.	218,582	9,816,518
Interactive Media & Services–5.76%
Alphabet, Inc., Class A	115,329	19,127,314
Meta Platforms, Inc., Class A	44,338	25,380,845
		44,508,159
Internet Services & Infrastructure–0.65%
MongoDB, Inc.(b)	18,636	5,038,243
Investment Banking & Brokerage–3.06%
Charles Schwab Corp. (The)	156,572	10,147,431
Morgan Stanley	75,370	7,856,569
Raymond James Financial, Inc.	46,003	5,633,527
		23,637,527
Life Sciences Tools & Services–1.80%
Danaher Corp.	24,746	6,879,883
Lonza Group AG (Switzerland)	11,075	7,028,009
		13,907,892
Managed Health Care–1.92%
UnitedHealth Group, Inc.	25,330	14,809,944

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Multi-line Insurance–1.08%
American International Group, Inc.	113,918	$8,342,215
Multi-Utilities–0.99%
Ameren Corp.	87,558	7,657,823
Oil & Gas Exploration & Production–1.78%
APA Corp.(c)	209,316	5,119,869
Marathon Oil Corp.	325,762	8,675,042
		13,794,911
Personal Care Products–0.82%
BellRing Brands, Inc.(b)	104,003	6,315,062
Pharmaceuticals–3.89%
Eli Lilly and Co.	19,138	16,955,120
Pfizer, Inc.	188,471	5,454,351
Sanofi S.A., ADR	133,577	7,698,042
		30,107,513
Property & Casualty Insurance–0.77%
Hartford Financial Services Group, Inc. (The)	50,908	5,987,290
Regional Banks–1.15%
M&T Bank Corp.	49,990	8,904,219
Restaurants–1.28%
McDonald’s Corp.	32,451	9,881,654
Semiconductor Materials & Equipment–1.18%
Applied Materials, Inc.	45,357	9,164,382
Semiconductors–9.93%
Broadcom, Inc.	86,647	14,946,608
NVIDIA Corp.	427,377	51,900,663
Texas Instruments, Inc.	48,034	9,922,383
		76,769,654
Specialty Chemicals–0.66%
PPG Industries, Inc.	38,576	5,109,777
Systems Software–8.53%
Microsoft Corp.	136,262	58,633,539
ServiceNow, Inc.(b)	8,191	7,325,948
		65,959,487
Shares		Value
Technology Hardware, Storage & Peripherals–5.73%
Apple, Inc.	190,194	$44,315,202
Timber REITs–0.62%
Weyerhaeuser Co.	140,767	4,766,371
Tobacco–1.36%
Philip Morris International, Inc.	86,359	10,483,983
Trading Companies & Distributors–0.62%
Air Lease Corp., Class A(c)	105,120	4,760,885
Transaction & Payment Processing Services–1.66%
Fiserv, Inc.(b)	71,548	12,853,598
Total Common Stocks & Other Equity Interests (Cost $506,611,099)		768,183,098
Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	2,887,606	2,887,606
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	5,362,709	5,362,709
Total Money Market Funds (Cost $8,250,315)		8,250,315
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.42% (Cost $514,861,414)		776,433,413
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.92%
Invesco Private Government Fund, 4.96%(d)(e)(f)	4,113,522	4,113,522
Invesco Private Prime Fund, 5.02%(d)(e)(f)	10,719,465	10,723,753
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,838,178)		14,837,275
TOTAL INVESTMENTS IN SECURITIES–102.34% (Cost $529,699,592)		791,270,688
OTHER ASSETS LESS LIABILITIES—(2.34)%		(18,096,193)
NET ASSETS–100.00%		$773,174,495
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,887,654	$56,009,882	$(58,009,930)	$-	$-	$2,887,606	$95,398
Invesco Liquid Assets Portfolio, Institutional Class	3,492,363	14,631,610	(18,123,197)	(829)	53	-	50,150
Invesco Treasury Portfolio, Institutional Class	5,585,890	90,545,770	(90,768,951)	-	-	5,362,709	127,662
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,408,189	275,187,457	(281,482,124)	-	-	4,113,522	425,928*
Invesco Private Prime Fund	29,325,307	538,077,382	(556,654,382)	(2,651)	(21,903)	10,723,753	1,142,509*
Total	$53,699,403	$974,452,101	$(1,005,038,584)	$(3,480)	$(21,850)	$23,087,590	$1,841,647

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$755,762,154	$12,420,944	$—	$768,183,098
Money Market Funds	8,250,315	14,837,275	—	23,087,590
Total Investments	$764,012,469	$27,258,219	$—	$791,270,688
Invesco V.I. Core Equity Fund